Intangible Assets (Schedule Of Expected Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets [Abstract]
2015	$ 39,116
2016	35,268
2017	31,343
2018	25,898
2019	22,092
Thereafter	23,095
Net Carrying Amount	$ 176,812	$ 154,516